Total
Neiman Large Cap Value Fund
Investment Objective
The Neiman Large Cap Value Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 11 of the Fund's prospectus and “Shares of the Fund” on page 18 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Neiman Large Cap Value Fund	No-Load Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of lower of purchase price and current NAV)	none	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
[1]	Investments of $1,000,000 or more in Class A shares that qualify for a full waiver of the sales charge imposed on purchases may be subject to a maximum deferred sales charge of 1.00% of the amount invested if these shares are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Neiman Large Cap Value Fund		No-Load Shares	Class A Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.48%	0.48%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%
Total Annual Fund Operating Expenses		1.51%	1.76%
Fee Waiver/Expense Reimbursement	[2]	(0.03%)	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.48%	1.48%
[1]	The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[2]	The adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class, and at 1.45% of its average daily net assets for Class A Shares through July 31, 2021. The addition of certain non-waivable and excluded expenses may cause the Fund's total annual fund operating expenses after waivers and reimbursements to exceed the maximum total annual fund operating expenses agreed to by the adviser. The fee waiver will automatically terminate on July 31, 2021 unless it is renewed by the adviser. The adviser may not terminate the fee waiver or expense reimbursement before July 31, 2021.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Neiman Large Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
No-Load Shares	151	474	821	1,799
Class A Shares	717	1,072	1,450	2,507

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.22% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of large capitalization companies that the investment adviser believes are undervalued. Large capitalization companies are defined as those with market capitalizations within the universe of the S&P 500 Index at the time of purchase. As of June 30, 2020, the market capitalizations of the companies in the S&P 500 Index ranged from approximately $1.8 billion to $1,581 billion. Under normal circumstances, the Fund will invest at least 80% of total assets in common stocks of large capitalization companies, as defined above. The Fund will sell or “write” covered call options against a portion of the stocks in the Fund's portfolio. When the Fund sells a covered call option, the purchaser of the option has the right to buy that stock at a predetermined price (known as the exercise price) any time up to a certain date in the future (known as the expiration date). If the purchaser exercises the option, the Fund must sell the stock to the purchaser at the exercise price. The option is “covered” because the Fund owns the stock at the time it sells the option. As the seller of the option, the Fund receives a premium from the purchaser of the call option, which may provide gains to the Fund. The selling of covered call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. The Fund also may invest in exchange traded funds (“ETFs”).

The Fund's adviser selects these companies based on one or more valuation metrics, commonly referred to as fundamental analysis. These metrics may include price to earnings, price to cash flow, price to book, price to revenue, and dividend yield. Capital structure, management records, industry dominance, SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources may be used to gather information used in the fundamental analysis. The adviser regularly reviews each of the companies in the portfolio to confirm that each company's stock continues to hold promise of future appreciation. The adviser may sell a company when the company reaches the adviser's appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when the adviser determines that management of the company is not enhancing shareholder value.

The Principal Risks of Investing in the Fund

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You may lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the adviser to be undervalued may actually be appropriately priced.

Covered Call Options

Selling covered call options will limit the Fund's gain, if any, on the underlying securities, and the Fund continues to bear the risk of a decline in the value of the underlying stock until the option expires or is closed out.

Risks of Exchange Traded Funds

An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Management Risk

The adviser's strategy may fail to produce the intended results.

Performance

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's No-Load Shares for each of the past 10 full calendar years. The performance table compares the performance of the Fund's No-Load Shares over time to the performance of a broad-based market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Class A share annual returns would have been substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Updated performance information is available by calling 1-877-385-2720.

For the period from January 1, 2020 through June 30, 2020 the total return for the Fund was -20.75%. Best Quarter (September 30, 2010) +11.53% Worst Quarter (September 30, 2011) -12.93%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/19
Average Annual Total Returns - Neiman Large Cap Value Fund	1 Year	5 Years	10 Years	Since Inception Class A Shares	Inception Date
No-Load Shares	23.49%	7.87%	9.54%
No-Load Shares | After Taxes on Distributions	22.59%	6.32%	8.21%
No-Load Shares | After Taxes on Distributions and Sales	14.13%	5.72%	7.39%
Class A Shares	16.40%	6.60%	none	9.43%	Aug. 01, 2012
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	31.49%	11.70%	13.56%	14.58%	Aug. 01, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The average annual total returns for the Fund’s Class A shares are reduced to reflect the maximum applicable sales charge. The after tax returns for Class A shares will differ from the after tax returns of the No-Load Shares. The inception date for the Class A Shares was August 1, 2012.